Document and Entity Information	12 Months Ended
Dec. 31, 2010
Entity Registrant Name	Itau Unibanco Holding S.A.
Entity Central Index Key	0001132597
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Trading Symbol	itub
Entity Common Stock, Shares Outstanding	2,289,284,273
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2010
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2010
Entity Current Reporting Status	Yes
Entity Well-known Seasoned Issuer	Yes